Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable		$ 868,435	$ 766,343		$ 3,617
P2P Staffing Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Legal Settlements				$ 58,783
Accounts payable		10,464	10,464		$ 10,464
One Former Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements		253,000	253,000
Other Former Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements		173,000	173,000
TCA Global Credit Master Fund, L.P. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Claimed damages value		$ 2,000,000	$ 2,000,000
TCA Global Master Fund, L.P. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	$ 500,000
TCA Global Master Fund, L.P. [Member] | Initial Payment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	300,000
TCA Global Master Fund, L.P. [Member] | Monthly Payment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	5,000
CTI Consulting LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Legal Settlements	$ 45,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Commitments, Description		the Company entered into a consulting agreement effective June 1, 2021, with a company owned by Mr. Dab, the Company’s former CEO, for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. Additionally, this company shall be paid $3,500 per month until the agreement expires	the Company entered into a consulting agreement effective June 1, 2021, with a company owned by the Company’s former CEO for a period of one year to provide assistance in developing the Company’s business including communications with existing shareholders and the general public. This company shall be paid $60,000 upon receipt of funding from an outside source or within 90 days of signing the agreement. This has not yet been paid. Additionally, this company shall be paid $3,500 per month until the agreement expires